Portfolio of Investments
Touchstone Dividend Select ETF – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.3%
	Information Technology — 23.4%
4,032	Apple, Inc.	$ 664,877
966	Broadcom, Inc.	619,728
10,290	Cisco Systems, Inc.	537,910
14,226	Intel Corp.	464,763
4,032	International Business Machines Corp.	528,555
1,470	KLA Corp.	586,780
3,738	Microsoft Corp.	1,077,665
8,106	Oracle Corp.	753,209
3,822	QUALCOMM, Inc.	487,611
3,066	Texas Instruments, Inc.	570,307
		6,291,405
	Financials — 12.8%
15,116	Bank of America Corp.	432,317
939	BlackRock, Inc.	628,304
1,764	Goldman Sachs Group, Inc. (The)	577,022
3,444	JPMorgan Chase & Co.	448,788
7,728	US Bancorp	278,594
2,978	Visa, Inc. - Class A	671,420
10,836	Wells Fargo & Co.	405,050
		3,441,495
	Health Care — 12.4%
2,856	AmerisourceBergen Corp.	457,274
3,226	Bristol-Myers Squibb Co.	223,594
5,154	CVS Health Corp.	382,994
3,528	Johnson & Johnson	546,840
7,301	Medtronic PLC	588,607
5,670	Merck & Co., Inc.	603,231
1,128	UnitedHealth Group, Inc.	533,081
		3,335,621
	Industrials — 10.9%
2,968	3M Co.	311,966
2,184	Caterpillar, Inc.	499,787
2,502	Eaton Corp. PLC	428,693
1,302	Lockheed Martin Corp.	615,494
5,964	Raytheon Technologies Corp.	584,054
5,967	Stanley Black & Decker, Inc.	480,821
		2,920,815
	Consumer Staples — 8.7%
7,056	Coca-Cola Co. (The)	437,683
1,882	Dollar General Corp.	396,086
2,646	PepsiCo, Inc.	482,366
5,513	Philip Morris International, Inc.	536,139
3,318	Walmart, Inc.	489,239
		2,341,513
	Consumer Discretionary — 8.5%
1,680	Home Depot, Inc. (The)	495,801
2,065	McDonald's Corp.	577,395
6,300	Starbucks Corp.	656,019
4,284	Yum! Brands, Inc.	565,831
		2,295,046
Shares		Market Value

	Communication Services — 6.6%
21,079	AT&T, Inc.	$ 405,771
13,198	Comcast Corp. - Class A	500,336
10,878	Fox Corp. - Class A	370,396
12,883	Verizon Communications, Inc.	501,020
		1,777,523
	Energy — 4.5%
5,931	Exxon Mobil Corp.	650,394
4,077	Valero Energy Corp.	569,149
		1,219,543
	Materials — 4.1%
1,620	Air Products & Chemicals, Inc.	465,280
8,728	DuPont de Nemours, Inc.	626,409
		1,091,689
	Utilities — 2.9%
6,300	Dominion Energy, Inc.	352,233
4,410	Duke Energy Corp.	425,433
		777,666
	Real Estate — 2.5%
1,919	American Tower Corp. REIT	392,128
2,562	Simon Property Group, Inc. REIT	286,867
		678,995
	Total Common Stocks	$26,171,311
	Short-Term Investment Fund — 2.8%
744,317	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	744,317
	Total Investment Securities—100.1% (Cost $26,220,034)	$26,915,628
	Liabilities in Excess of Other Assets — (0.1%)	(16,066)
	Net Assets — 100.0%	$26,899,562
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$26,171,311	$—	$—	$26,171,311
Short-Term Investment Fund	744,317	—	—	744,317
Total	$26,915,628	$—	$—	$26,915,628
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Opportunities ETF – March 31, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 46.9%
	Financials — 10.0%
$ 800,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$ 779,023
826,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	604,993
831,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	665,867
363,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	283,601
576,000	Citigroup, Inc., Ser W, 4.000%(A)	503,614
742,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.434%, 2/15/27(B)	693,992
327,000	Credit Acceptance Corp., 6.625%, 3/15/26†	305,047
561,000	First Maryland Capital II, (3M LIBOR +0.850%), 5.664%, 2/1/27(B)	513,888
230,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	204,191
413,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	389,129
898,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	735,268
422,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	395,967
538,000	Morgan Stanley, 5.297%, 4/20/37	506,645
836,000	PNC Capital Trust, (3M LIBOR +0.570%), 5.532%, 6/1/28(B)	752,705
604,000	Prudential Financial, Inc., 5.125%, 3/1/52	532,179
419,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	346,108
815,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	715,963
377,000	Springleaf Finance Corp., 6.875%, 3/15/25	363,397
832,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.530%, 5/15/27(B)	756,677
		10,048,254
	Consumer Discretionary — 7.0%
783,000	Brunswick Corp., 4.400%, 9/15/32	680,925
385,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	317,103
727,000	Ferguson Finance PLC, 144a, 4.650%, 4/20/32	690,110
204,000	Ford Motor Co., 4.750%, 1/15/43	156,433
227,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	207,819
310,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26	301,859
1,173,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	955,030
525,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	407,658
831,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 7/26/26	777,714
395,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	353,851
330,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	302,609
722,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	647,687
168,000	Warnermedia Holdings, Inc., 144a, 4.279%, 3/15/32	149,743
727,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	586,981
529,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24†	513,130
		7,048,652
	Energy — 5.7%
371,000	Callon Petroleum Co., 6.375%, 7/1/26	352,450
502,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	473,752
344,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	309,204
408,000	DCP Midstream Operating LP, 144a, 5.850%, 5/21/43	398,526
158,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.500%, 10/1/25	153,062
382,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	351,708
415,488	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	325,373
384,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	359,550
536,000	Murphy Oil Corp., 6.375%, 7/15/28	527,750
Principal Amount		Market Value

	Energy — (Continued)
$ 596,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	$ 656,171
371,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	329,648
770,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	561,644
403,000	Plains All American Pipeline LP, (3M LIBOR +4.110%), 8.974%(A)(B)	356,727
371,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	336,683
313,846	YPF SA (Argentina), 9.000%, 2/12/26	304,337
		5,796,585
	Industrials — 5.6%
345,000	Adani Ports & Special Economic Zone Ltd. (India), 3.375%, 7/24/24†	319,297
425,000	American Axle & Manufacturing, Inc., 6.500%, 4/1/27	391,000
367,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	329,740
267,000	Boeing Co. (The), 5.805%, 5/1/50	267,789
381,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	346,245
542,000	Cemex SAB de CV (Mexico), 144a, 5.125%(A)	485,334
415,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	339,088
458,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	458,305
783,000	Mohawk Industries, Inc., 3.625%, 5/15/30†	709,332
434,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	389,732
363,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	316,893
362,000	TK Elevator Holdco GmbH (Germany), 144a, 7.625%, 7/15/28	318,167
322,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	322,768
753,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	677,810
		5,671,500
	Utilities — 5.2%
727,000	CMS Energy Corp., 4.750%, 6/1/50	628,114
598,000	Edison International, 4.125%, 3/15/28	567,348
452,000	Edison International, Ser B, 5.000%(A)	374,596
450,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	435,942
513,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	490,070
515,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	452,473
620,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.125%), 6.991%, 6/15/67(B)	529,211
598,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	484,153
658,000	PPL Capital Funding, Inc., Ser A, (3M LIBOR +2.665%), 7.828%, 3/30/67(B)	569,172
844,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 6.976%, 5/15/67(B)	678,291
		5,209,370
	Communication Services — 3.4%
379,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	316,749
155,000	Belo Corp., 7.750%, 6/1/27	148,507
472,000	British Telecommunications PLC (United Kingdom), 5.125%, 12/4/28	476,040
341,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	307,307
597,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	495,241
591,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	559,170
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	211,540
374,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	248,336

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 46.9% (Continued)
	Communication Services — (Continued)
$ 450,000	Paramount Global, 4.200%, 5/19/32	$ 386,197
330,000	Stagwell Global, 144a, 5.625%, 8/15/29	289,389
		3,438,476
	Materials — 2.5%
890,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	668,155
781,000	Celanese US Holdings LLC, 6.165%, 7/15/27	788,205
500,000	Freeport Indonesia PT (Indonesia), 144a, 5.315%, 4/14/32	465,545
116,000	Hudbay Minerals, Inc. (Canada), 144a, 4.500%, 4/1/26	107,863
550,000	OCP SA (Morocco), 3.750%, 6/23/31	447,590
		2,477,358
	Consumer Staples — 2.2%
285,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	199,500
571,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 6.500%, 12/1/52	542,246
415,000	QVC, Inc., 4.375%, 9/1/28	168,075
500,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	452,799
450,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	390,411
515,000	United Rentals North America, Inc., 3.750%, 1/15/32	443,544
		2,196,575
	Health Care — 2.0%
519,000	CVS Health Corp., 5.050%, 3/25/48	484,096
361,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	312,781
368,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30	333,040
569,000	Mylan, Inc., 4.550%, 4/15/28	544,844
369,000	US Acute Care Solutions LLC, 144a, 6.375%, 3/1/26	328,569
		2,003,330
	Real Estate — 1.9%
383,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/27	362,012
199,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	123,694
421,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	380,281
573,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	604,218
222,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	196,736
258,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	228,552
		1,895,493
	Information Technology — 1.4%
372,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	336,426
589,000	Micron Technology, Inc., 2.703%, 4/15/32	471,358
258,000	Micron Technology, Inc., 6.750%, 11/1/29	274,101
328,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25†	308,771
		1,390,656
	Total Corporate Bonds	$47,176,249
	U.S. Treasury Obligations — 22.1%
2,925,000	U.S. Treasury Bond, 2.375%, 2/15/42	2,347,998
1,285,000	U.S. Treasury Bond, 3.250%, 5/15/42	1,183,756
2,070,000	U.S. Treasury Inflation Indexed Notes, 1.500%, 2/15/53	2,112,591
3,060,000	U.S. Treasury Note, 0.750%, 5/31/26	2,781,253
8,015,000	U.S. Treasury Note, 2.750%, 8/15/32	7,535,352
2,590,000	U.S. Treasury Note, 3.500%, 2/15/33	2,592,024
3,575,000	U.S. Treasury Note, 4.000%, 2/29/28†	3,636,166
	Total U.S. Treasury Obligations	$22,189,140
	Asset-Backed Securities — 12.0%
900,000	AMMC CLO 16 Ltd. (Cayman Islands), Ser 2015-16A, Class CR2, 144a, (3M LIBOR +1.950%), 6.742%, 4/14/29(B)	875,207
Principal Amount		Market Value
	Asset-Backed Securities — 12.0% (Continued)
$1,000,000	CFIP CLO Ltd. (Cayman Islands), Ser 2014-1A, Class BR, 144a, (3M LIBOR +1.850%), 6.665%, 7/13/29(B)	$ 989,539
1,000,000	CFIP CLO Ltd. (Cayman Islands), Ser 2018-1A, Class D, 144a, (3M LIBOR +3.240%), 8.035%, 7/18/31(B)	880,612
1,096,875	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	971,793
1,077,188	FOCUS Brands Funding LLC, Ser 2018-1, Class A2, 144a, 5.184%, 10/30/48	1,015,890
1,000,000	Franklin Park Place CLO I LLC (Cayman Islands), Ser 2022-1A, Class B, 144a, (TSFR3M +2.000%), 6.658%, 4/14/35(B)	937,204
1,000,000	Golub Capital Partners CLO 25M Ltd. (Cayman Islands), Ser 2015-25A, Class BR, 144a, (3M LIBOR +1.900%), 6.706%, 5/5/30(B)	963,739
1,017,075	Hardee's Funding LLC, Ser 2018-1A, Class A2II, 144a, 4.959%, 6/20/48	965,182
1,000,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	842,884
1,179,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,000,039
685,000	Prestige Auto Receivables Trust, Ser 2019-1A, Class E, 144a, 3.900%, 5/15/26	675,015
1,075,000	Tesla Auto Lease Trust, Ser 2021-A, Class E, 144a, 2.640%, 3/20/25	1,175,230
985,000	Zaxby's Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	823,711
	Total Asset-Backed Securities	$12,116,045
	Commercial Mortgage-Backed Securities — 7.0%
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.040%, 9/15/55(B)(C)(D)	421,365
800,000	Benchmark Mortgage Trust, Ser 2020-B18, Class AGND, 144a, 3.744%, 7/15/53	708,312
752,659	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.920%), 5.862%, 10/15/36(B)	744,119
1,250,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.542%, 3/9/44(B)(D)	1,012,964
992,505	CHC Commercial Mortgage Trust 2019 - CHC, Ser 2019-CHC, Class D, 144a, (1M LIBOR +2.050%), 6.734%, 6/15/34(B)	904,134
1,125,000	Citigroup Commercial Mortgage Trust, Ser 2013-375P, Class C, 144a, 3.518%, 5/10/35(B)(D)	990,000
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	831,456
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	847,772
600,000	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 4.221%, 5/15/45(B)(D)	539,220
	Total Commercial Mortgage-Backed Securities	$6,999,342
Shares
	Common Stocks — 4.1%
	Information Technology — 0.8%
2,668	International Business Machines Corp.	349,748
2,307	Texas Instruments, Inc.	429,125
		778,873
	Industrials — 0.7%
802	Lockheed Martin Corp.	379,129
3,903	Raytheon Technologies Corp.	382,221
		761,350

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 4.1% (Continued)
	Financials — 0.6%
10,569	Bank of America Corp.	$ 302,273
1,036	Goldman Sachs Group, Inc. (The)	338,886
		641,159
	Communication Services — 0.4%
20,286	AT&T, Inc.	390,506
	Materials — 0.4%
5,361	DuPont de Nemours, Inc.	384,759
	Energy — 0.4%
3,501	Exxon Mobil Corp.	383,920
	Consumer Staples — 0.4%
3,919	Philip Morris International, Inc.	381,123
	Health Care — 0.4%
2,326	Johnson & Johnson	360,530
	Total Common Stocks	$4,082,220
Principal Amount
	Sovereign Government Obligations — 3.4%
$ 590,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	504,981
350,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	262,722
450,000	Colombia Government International Bond, 3.250%, 4/22/32	334,036
550,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	466,266
420,000	Ecuador Government International Bond, 2.500%, 7/31/35	139,556
190,000	Ecuador Government International Bond, 144a, 5.500%, 7/31/30	88,320
610,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	352,664
290,000	Gabon Government International Bond, 144a, 6.625%, 2/6/31	220,661
580,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	191,400
490,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	310,635
290,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	232,484
400,000	Serbia International Bond, 2.125%, 12/1/30	302,500
400,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/35	68,000
	Total Sovereign Government Obligations	$3,474,225
	Non-Agency Collateralized Mortgage Obligations — 2.0%
1,000,000	Fannie Mae Connecticut Avenue Securities, Ser 2017-C06, Class 1B1, (1M LIBOR +4.150%), 8.995%, 2/25/30(B)	1,047,464
1,000,000	Freddie Mac STACR REMIC Trust, Ser 2022-DNA3, Class M1B, 144a, (SOFR30A +2.900%), 7.460%, 4/25/42(B)	992,518
	Total Non-Agency Collateralized Mortgage Obligations	$2,039,982
Shares
Preferred Stocks — 0.1%
Financials — 0.1%
18,000	First Republic Bank, Ser K, 4.125%(A)†	95,940
Shares		MarketValue
	Short-Term Investment Funds — 6.7%
1,511,812	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	$ 1,511,812
5,223,469	Dreyfus Institutional Preferred Government Plus Money Market, SL Class, 4.75%∞Ω**	5,223,469
	Total Short-Term Investment Funds	$6,735,281
	Total Investment Securities—104.3% (Cost $106,033,433)	$104,908,424
	Liabilities in Excess of Other Assets — (4.3%)	(4,320,673)
	Net Assets — 100.0%	$100,587,751
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2023.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2023 was $5,099,720.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $43,491,297 or 43.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$47,176,249	$—	$47,176,249
U.S. Treasury Obligations	—	22,189,140	—	22,189,140
Asset-Backed Securities	—	12,116,045	—	12,116,045
Commercial Mortgage-Backed Securities	—	6,999,342	—	6,999,342
Common Stocks	4,082,220	—	—	4,082,220
Sovereign Government Obligations	—	3,474,225	—	3,474,225
Non-Agency Collateralized Mortgage Obligations	—	2,039,982	—	2,039,982
Preferred Stocks	95,940	—	—	95,940
Short-Term Investment Funds	6,735,281	—	—	6,735,281
Other Financial Instruments
Swap Agreements
Credit contracts	—	39,294	—	39,294
Futures
Interest rate contracts	13,359	—	—	13,359
Total Assets	$10,926,800	$94,034,277	$—	$104,961,077
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(21,328)	$—	$—	$(21,328)
Total Liabilities	$(21,328)	$—	$—	$(21,328)
Total	$10,905,472	$94,034,277	$—	$104,939,749
Futures Contracts
The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
10-Year U.S. Ultra Long Term Treasury Bond	6/21/2023	39	$4,696,531	$(21,328)
Long Futures:
2-Year U.S. Treasury Note	6/30/2023	95	19,628,887	13,359
				$(7,969)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation
Buy Protection:
Bank of America	12/20/27	$4,000,000	5.000%	ICE	Markit CDX North America High Yield Series 39 5Y Index	$(47,206)	$(86,500)	$39,294
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Income ETF – March 31, 2023 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 45.1%
$ 750,000	AFG ABS I LLC, Ser 2023-1, Class A1, 144a, 5.462%, 2/15/24	$ 750,422
720,662	American Credit Acceptance Receivables Trust, Ser 2019-1, Class E, 144a, 4.840%, 4/14/25	720,092
1,000,000	American Credit Acceptance Receivables Trust, Ser 2019-2, Class E, 144a, 4.290%, 6/12/25	997,710
520,121	American Credit Acceptance Receivables Trust, Ser 2020-2, Class C, 144a, 3.880%, 4/13/26	517,980
1,000,000	Americredit Automobile Receivables Trust, Ser 2019-1, Class D, 3.620%, 3/18/25	987,994
500,000	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M +2.500%), 7.058%, 1/20/31(A)	499,968
588,403	CarNow Auto Receivables Trust, Ser 2021-2A, Class B, 144a, 1.300%, 1/15/26	580,581
1,000,000	CFIP CLO Ltd. (Cayman Islands), Ser 2014-1A, Class BR, 144a, (3M LIBOR +1.850%), 6.665%, 7/13/29(A)	989,539
238,952	Dell Equipment Finance Trust, Ser 2021-2, Class A2, 144a, 0.330%, 12/22/26	237,860
952,500	Driven Brands Funding LLC, Ser 2018-1A, Class A2, 144a, 4.739%, 4/20/48	911,279
1,000,000	DT Auto Owner Trust, Ser 2019-1A, Class E, 144a, 4.940%, 2/17/26	999,340
747,904	First Investors Auto Owner Trust, Ser 2018-2A, Class E, 144a, 5.360%, 1/15/25	747,570
417,600	First Investors Auto Owner Trust, Ser 2019-1A, Class D, 144a, 3.550%, 4/15/25	417,038
650,913	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class C, 144a, 1.140%, 11/17/25	641,936
1,000,000	Golub Capital Partners CLO 34M Ltd. (Cayman Islands), Ser 2017-34A, Class AR, 144a, (3M LIBOR +1.7000%), 6.506%, 3/14/31(A)	986,451
191,627	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2021-2, Class A2, 144a, 0.380%, 3/15/24	189,392
772,494	HPEFS Equipment Trust, Ser 2020-1A, Class D, 144a, 2.260%, 2/20/30	770,958
756,987	JFIN CLO 2017 Ltd. (Cayman Islands), Ser 2017-1A, Class A1R, 144a, (3M LIBOR +1.000%), 5.816%, 4/24/29(A)	750,592
778,910	LCM XIII LP (Cayman Islands), Ser 13A, Class AR3, 144a, (3M LIBOR +0.870%), 5.668%, 7/19/27(A)	773,131
389,970	MVW Owner Trust, Ser 2017-1A, Class A, 144a, 2.420%, 12/20/34	384,102
1,000,000	Prestige Auto Receivables Trust, Ser 2019-1A, Class D, 144a, 3.010%, 8/15/25	992,596
1,000,000	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	980,608
364,304	SCF Equipment Leasing LLC, Ser 2020-1A, Class A3, 144a, 1.190%, 10/20/27	358,717
855,336	Shackleton CLO Ltd. (Cayman Islands), Ser 2015-8A, Class A1R, 144a, (3M LIBOR +0.920%), 5.728%, 10/20/27(A)	852,435
807,622	Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Class B, 144a, 3.650%, 6/20/35	791,946
730,410	Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Class B, 144a, 3.870%, 9/20/35	718,732
649,962	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class D, 144a, 4.750%, 1/20/36	618,404
1,000,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class B, 144a, (TSFR1M +1.714%), 6.374%, 7/15/38(A)	942,947
1,050,000	Tesla Auto Lease Trust, Ser 2020-A, Class D, 144a, 2.330%, 2/20/24	1,047,827
Principal Amount		Market Value
	Asset-Backed Securities — 45.1% (Continued)
$ 957,797	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 5.845%, 10/25/48(A)	$ 952,758
1,000,000	Voya CLO Ltd. (Cayman Islands), Ser 2013-2A, Class A1R, 144a, (TSFR3M + 1.23%), 5.891%, 4/25/31(A)	981,707
	Total Asset-Backed Securities	$23,092,612
	Corporate Bonds — 22.7%
	Financials — 7.5%
750,000	Corestates Capital II, 144a, (3M LIBOR +0.650%), 5.480%, 1/15/27(A)	697,847
225,000	Jackson National Life Global Funding, 144a, 2.650%, 6/21/24	217,602
500,000	Metropolitan Life Insurance Co., 144a, 7.875%, 2/15/24	509,006
1,000,000	Morgan Stanley, 4.100%, 5/22/23	997,883
1,000,000	Retail Opportunity Investments Partnership LP REIT, 5.000%, 12/15/23	988,445
500,000	Synovus Financial Corp., 5.200%, 8/11/25	438,862
		3,849,645
	Consumer Discretionary — 3.0%
500,000	AutoNation, Inc., 3.500%, 11/15/24	483,659
560,000	Hyundai Capital America, 144a, 0.800%, 1/8/24	539,468
500,000	O'Reilly Automotive, Inc., 3.850%, 6/15/23	497,691
		1,520,818
	Communication Services — 2.9%
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	494,697
1,000,000	Sprint LLC, 7.875%, 9/15/23	1,007,363
		1,502,060
	Utilities — 2.9%
483,000	Jersey Central Power & Light Co., 144a, 4.700%, 4/1/24	479,800
1,000,000	Pacific Gas and Electric Co., 4.250%, 8/1/23	994,097
		1,473,897
	Industrials — 2.9%
1,000,000	CNH Industrial NV (United Kingdom), 4.500%, 8/15/23	995,031
500,000	Graphic Packaging International LLC, 144a, 0.821%, 4/15/24	476,486
		1,471,517
	Energy — 1.3%
667,000	ANR Pipeline Co., 7.375%, 2/15/24	671,616
	Information Technology — 1.2%
654,000	NXP BV / NXP Funding LLC (China), 4.875%, 3/1/24	649,123
	Consumer Staples — 1.0%
500,000	Coca-Cola Europacific Partners PLC (United Kingdom), 144a, 0.500%, 5/5/23	497,567
	Total Corporate Bonds	$11,636,243
	Commercial Mortgage-Backed Securities — 19.7%
1,000,000	ACRE Commercial Mortgage Ltd., Ser 2021-FL4, Class B, 144a, (1M LIBOR +1.400%), 6.161%, 12/18/37(A)	973,972
500,000	BFLD Trust, Ser 2020-OBRK, Class A, 144a, (1M LIBOR +2.050%), 6.991%, 11/15/28(A)	495,349
95,000	BPR Trust, Ser 2021-KEN, Class A, 144a, (1M LIBOR +1.250%), 6.191%, 2/15/29(A)	92,779
1,009,316	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.920%), 5.862%, 10/15/36(A)	997,864
992,505	CHC Commercial Mortgage Trust 2019 - CHC, Ser 2019-CHC, Class A, 144a, (1M LIBOR +1.120%), 5.804%, 6/15/34(A)	964,107

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 19.7% (Continued)
$ 693,834	Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Class B, 3.732%, 4/10/46(A)(B)	$ 692,348
746,272	COMM Mortgage Trust, Ser 2013-CR7, Class B, 144a, 3.613%, 3/10/46	739,037
876,000	Great Wolf Trust, Ser 2019-WOLF, Class B, 144a, (1M LIBOR +1.334%), 6.275%, 12/15/36(A)	852,274
1,000,000	GS Mortgage Securities Corp. Trust, Ser 2018-HART, Class A, 144a, (1M LIBOR +1.090%), 5.780%, 10/15/31(A)	930,110
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	860,000
1,000,000	JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Class AS, 4.067%, 7/15/45(A)(B)	994,322
1,000,000	PFP Ltd. (Cayman Islands), Ser 2019-6, Class D, 144a, (1M LIBOR +2.450%), 7.178%, 4/14/37(A)	983,414
516,292	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	496,394
	Total Commercial Mortgage-Backed Securities	$10,071,970
	Non-Agency Collateralized Mortgage Obligations — 8.3%
753,660	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	738,797
1,000,000	GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Class A2, 144a, 2.875%, 1/25/59(A)(B)	966,196
823,225	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	797,542
362,020	Mill City Mortgage Loan Trust, Ser 2017-3, Class A1, 144a, 2.750%, 1/25/61(A)(B)	349,974
389,599	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	379,556
1,030,000	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	1,002,708
	Total Non-Agency Collateralized Mortgage Obligations	$4,234,773
	Commercial Paper — 5.5%
800,000	Dollar General Corp., 5.021%, 4/3/23(C)	799,664
2,000,000	Pinnacle West Capital, 5.072%, 4/3/23(C)	1,999,160
	Total Commercial Paper	$2,798,824
Shares
	Short-Term Investment Fund — 0.0%
784	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	784
	Total Investment Securities—101.3% (Cost $52,128,263)	$51,835,206
	Liabilities in Excess of Other Assets — (1.3%)	(686,986)
	Net Assets — 100.0%	$51,148,220
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ABS – Asset-Backed Security
CLO – Collateralized Loan Obligation
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $38,142,467 or 74.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$23,092,612	$—	$23,092,612
Corporate Bonds	—	11,636,243	—	11,636,243
Commercial Mortgage-Backed Securities	—	10,071,970	—	10,071,970
Non-Agency Collateralized Mortgage Obligations	—	4,234,773	—	4,234,773
Commercial Paper	—	2,798,824	—	2,798,824
Short-Term Investment Fund	784	—	—	784
Total	$784	$51,834,422	$—	$51,835,206
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 95.4%
	Information Technology — 25.7%
11,958	Apple, Inc.	$ 1,971,874
2,731	International Business Machines Corp.	358,007
8,113	Microsoft Corp.	2,338,978
6,844	Oracle Corp.	635,945
3,164	Salesforce, Inc.*	632,104
3,137	Texas Instruments, Inc.	583,513
1,706	Workday, Inc. - Class A*	352,357
		6,872,778
	Health Care — 15.8%
3,370	AmerisourceBergen Corp.	539,571
5,187	BioMarin Pharmaceutical, Inc.*	504,384
6,382	Bristol-Myers Squibb Co.	442,336
2,424	HCA Healthcare, Inc.	639,160
5,090	Johnson & Johnson	788,950
5,639	Medtronic PLC	454,616
1,837	UnitedHealth Group, Inc.	868,148
		4,237,165
	Financials — 13.8%
18,989	Bank of America Corp.	543,085
3,820	Berkshire Hathaway, Inc. - Class B*	1,179,502
1,961	Goldman Sachs Group, Inc. (The)	641,463
340	Markel Corp.*	434,319
3,384	PayPal Holdings, Inc.*	256,981
2,845	Visa, Inc. - Class A	641,434
		3,696,784
	Communication Services — 12.5%
12,269	Alphabet, Inc. - Class C*	1,275,976
9,847	AT&T, Inc.	189,555
10,607	Comcast Corp. - Class A	402,111
2,514	Fox Corp. - Class A	85,602
3,979	Meta Platforms, Inc. - Class A*	843,309
934	Netflix, Inc.*	322,678
2,426	Walt Disney Co. (The)*	242,916
		3,362,147
	Industrials — 9.4%
1,951	Boeing Co. (The)*	414,451
453	Deere & Co.	187,035
919	FedEx Corp.	209,982
1,851	Hubbell, Inc.	450,367
5,606	Raytheon Technologies Corp.	548,996
7,810	Southwest Airlines Co.	254,137
5,591	SS&C Technologies Holdings, Inc.	315,724
1,564	Stanley Black & Decker, Inc.	126,027
		2,506,719
	Consumer Discretionary — 7.1%
2,318	Airbnb, Inc. - Class A*	288,359
Shares		Market Value

	Consumer Discretionary — (Continued)
9,614	Amazon.com, Inc.*	$ 993,030
2,100	Hilton Worldwide Holdings, Inc.	295,827
3,243	Starbucks Corp.	337,694
		1,914,910
	Consumer Staples — 4.5%
11,596	Monster Beverage Corp.*	626,300
5,838	Philip Morris International, Inc.	567,745
		1,194,045
	Energy — 4.0%
6,066	Exxon Mobil Corp.	665,198
8,065	Schlumberger NV	395,991
		1,061,189
	Materials — 1.6%
6,044	DuPont de Nemours, Inc.	433,778
	Real Estate — 1.0%
1,911	Jones Lang LaSalle, Inc.*	278,031
	Total Common Stocks	$25,557,546
	Short-Term Investment Fund — 4.7%
1,263,016	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	1,263,016
	Total Investment Securities—100.1% (Cost $25,722,449)	$26,820,562
	Liabilities in Excess of Other Assets — (0.1%)	(23,286)
	Net Assets — 100.0%	$26,797,276
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$25,557,546	$—	$—	$25,557,546
Short-Term Investment Fund	1,263,016	—	—	1,263,016
Total	$26,820,562	$—	$—	$26,820,562
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2023 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by credit quality and/or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund's NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.